Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Govt. [1]	Project [2]	Resource	Segment	Ext. Method
#: 1
	$ 143,364.94	Fees	country:US	State of Texas	Alta Mesa	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 2
	31,055	Fees	country:US	Government of the United States of America	USC-Brown	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 3
	21,925	Fees	country:US	State of Texas	Rosita	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 4
	96,600	Fees	country:US	Government of the United States of America	Breccia Pipes	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 5
	3,200	Fees	country:US	Government of the United States of America	Shirley Basin	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 6
	3,600	Fees	country:US	Government of the United States of America	Wild Buck	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 7
	5,200	Fees	country:US	Government of the United States of America	Paco 35/75	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 8
	8,400	Fees	country:US	Government of the United States of America	NoseRock	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 9
	7,800	Fees	country:US	Government of the United States of America	Treeline	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 10
	13,800	Fees	country:US	Government of the United States of America	Metamin -Other	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 11
	19,400	Fees	country:US	Government of the United States of America	West Largo	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 12
	74,000	Fees	country:US	Government of the United States of America	Dewey-Burdock	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 13
	93,800	Fees	country:US	Government of the United States of America	Dewey-Terrace	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 14
	126,560	Fees	country:US	Government of the United States of America	Gas Hills	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 15
	27,920	Fees	country:US	Government of the United States of America	Juniper Ridge	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 16
	31,080	Fees	country:US	Government of the United States of America	Shirely Basin	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 17
	6,800	Fees	country:US	Government of the United States of America	JB	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well
#: 18
	$ 6,800	Fees	country:US	Government of the United States of America	Ticaboo	Uranium	Acquisition, Exploration and Development of Mineral Properties in the United States	Well

[1]	Enter the proper name of the Payee receiving the money (i.e. the municipality of x, the province of y, national government of z).
[2]	Enter the project that the payment is attributed to. Some payments may not be attributable to a specific project, and do not need to be disclosed in the “Payments by Project” table.